Loss Per Share	6 Months Ended
Jun. 30, 2022
Loss Per Share [Abstract]
Loss per share
9.	Loss per share

	Six Months Ended
	June 30,
	2022	June 30,
	(restated)	2021
Loss attributable to owners of the Company	(8,238,518)	(6,754,579)
Weighted average number of shares outstanding	774,898	622,741
Basic and diluted loss per share	(10.63)	(10.85)

For the six months ended June 30, 2022 and June 30, 2021 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of June 30, 2022, the Company had 94,337 options outstanding under its stock option plan. The average number of options outstanding between January 1, 2022 and June 30, 2022 was 74,996 (54,025 for the period between January 1, 2021 and June 30, 2021).